Digital Assets Purchase Option - Schedule of Valuation Assumption (Details) - RAIN Option [Member] - $ / shares	Dec. 31, 2025	Dec. 01, 2025	Nov. 24, 2025
Schedule of Valuation Assumption [Line Items]
Risk-free interest rate	3.50%	3.60%	3.70%
Expected volatility	184.00%	215.00%	108.00%
RAIN market price (per token) (in Dollars per share)	$ 0.008006	$ 0.00812	$ 0.003659
Remaining contractual term in months	11 months 1 day	1 year	1 year 7 days